Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	$ 23,468	$ 22,757
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	20,441	20,095
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	6,258	6,048
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	7,466	7,192
Voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	3,793	3,968
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	2,677	2,676
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	247	211
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	3,027	2,662
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	2,114	1,833
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	466	410
Equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	$ 447	$ 419